Note 12 - Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 12 - Income Taxes

NOTE 12 - INCOME TAXES

The Company has experienced losses during most years since its inception. As a result, it has incurred no Federal income tax. The Internal Revenue Code allows net operating losses (NOL's) to be carried forward and applied against future profits for a period of twenty years; an NOL of $25,827,119 had accumulated at March 31, 2016 on U.S. operations and has been carried forward. The potential tax benefit of the NOL's has been recognized on the books of the Company, and is offset by a valuation allowance.

Under current accounting guidance, recognition of deferred tax assets is permitted unless it is more likely than not that the assets will not be realized. The Company has recorded deferred tax assets using statutory rates, as presented below. The valuation reserve increased by $155,766 during the quarter ended March 31, 2016.

Total
Deferred Tax Assets	8,781,220
Realization Allowance	(8,781,220)
Balance Recognized	$-

The effective tax rate is as follows:

Statutory Federal Rate	34%
Effect of Valuation Allowance	(34%)
Effective Rate	0%

NOTE 12 - INCOME TAXES

The Company has experienced losses during most years since its inception. As a result, it has incurred no Federal income tax. The Internal Revenue Code allows net operating losses (NOL's) to be carried forward and applied against future profits for a period of twenty years; an NOL of $25,404,609 had accumulated at December 31, 2015 on U.S. operations and has been carried forward. The potential tax benefit of the NOL's has been recognized on the books of the Company, and is offset by a valuation allowance.

Under current accounting guidance, recognition of deferred tax assets is permitted unless it is more likely than not that the assets will not be realized. The Company has recorded deferred tax assets using statutory rates, as presented below. The valuation reserve increased by $1,376,115 during the year ended December 31, 2015.

Total
Deferred Tax Assets	8,637,567
Realization Allowance	(8,637,567)
Balance Recognized	$-

The effective tax rate is as follows:

Statutory Federal Rate	34%
Effect of Valuation Allowance	(34%)
Effective Rate	0%